Note 15 - Stock-Based Compensation (Details) - Fair Value Of Each Option Grant Assumptions Used (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Each Option Grant Assumptions Used [Abstract]
Risk free rate	0.40%	0.40%	1.00%
Expected life in years	4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility	37.50%	40.30%	39.40%
Dividend yield	0.00%	0.00%	0.00%
Weighted average fair value per option granted (in Dollars per share)	$ 10.13	$ 10.87	$ 10.73